Financial Risk Management	12 Months Ended
Dec. 31, 2019
Financial Risk Management
Financial Risk Management

3      Financial Risk Management

The Group’s operations expose it to a variety of risks, mainly related to market risks (including the effects of changes in foreign currency exchange rates and interest rates), credit risk and liquidity risk.

The Group manages its financial risk exposure independently at each operating subsidiary, however, decisions are discussed by the Board of Directors (“BOD”) members.

The most significant financial risks to which the Group is exposed are detailed below.

A. Financial Risk Factors

(i)Market risk

•Foreign exchange risk

The Group operates in a number of countries throughout the world and consequently is exposed to foreign exchange rate risk. In addition, the Group has certain investments in foreign operations, whose net assets are exposed to foreign currency translation risk. As of December 31, 2018, the Group did not enter into derivative financial instruments to cover foreign exchange risks.

As of May 29, 2019, CAAP's subsidiary in Brazil entered into a currency swap in order to manage the exchange rate exposure generated by loan future payables in U.S. dollars. This financial instrument was not entered into for speculative purposes, but neither was formally designated and therefore did not qualify as hedging instrument for accounting purposes and as a result changes in its fair value is recognized in profit or loss within other financial income or loss.

In order to manage foreign exchange risk, the Group has added to its strategy the use of derivative financial instruments together with its previous policy of minimizing net positions of assets and liabilities denominated in foreign currencies.

The value of the Group’s financial assets and liabilities is subject to changes arising out of the variation of foreign currency exchange rates. A significant majority of the Group’s business activities is conducted in the respective functional currencies of the subsidiaries. However, the Group transacts in currencies other than the respective functional currencies of the subsidiaries. There are significant monetary balances held by the Group companies at each period-end that are denominated in others currencies (non-functional currency). The following table provides a breakdown of the Group’s main monetary net assets and liabilities which impact the Group’s profit and loss:

	As of December 31,	As of December 31,
Currency Exposure / Functional currency	2019	2018

U.S. dollar / Argentine Peso	(404,260)	(279,334)
Euro / Armenian dram	(9,686)	(29,456)
U.S. dollar / Armenian dram	(24,359)	(27,300)
U.S. dollar / Euro	170	27,304
Euro / Argentine Peso	(6,745)	—
Uruguayan Peso / U.S. dollar	(3,148)	(7,745)

The relevant exposures correspond to:

•   U.S. dollar / Argentine Peso

As of December 31, 2019 and 2018 consisting primarily of U.S. dollar -denominated net monetary assets and liabilities at certain Argentine subsidiaries which functional currency is the Argentine Peso. A change of 1% in the ARS/ USD exchange rate would have generated a pre-tax gain / loss of USD 4,042.6 as of December 31, 2019 (USD 2,793.3 as of December 31, 2018).

•   Euro / Armenian dram

As of December 31, 2019 and 2018 consisting primarily of Euro -denominated net monetary assets and liabilities at the Armenian subsidiaries which functional currency is the Armenian Dram. A change of 1% in the Dram / Euro exchange rate would have generated a pre-tax gain / loss of USD 96.9 as of December 31, 2019 (USD 294.6 as of December 31, 2018).

•   U.S. dollar / Armenian dram

As of December 31, 2019 and 2018 consisting primarily of U.S. dollar -denominated net monetary assets and liabilities at the Armenian subsidiaries which functional currency is the Armenian Dram. A change of 1% in the Dram/ USD exchange rate would have generated a pre-tax gain / loss of USD 243.6 as of December 31, 2019 (USD 273.0 as of December 31, 2018).

•   U.S. dollar / Euro

As of December 31, 2019 and 2018 consisting primarily of U.S. dollar-denominated net monetary assets and liabilities at certain Spanish entities which functional currency is the Euro. A change of 1% in the USD/Euro exchange rate would have generated a pre-tax gain / loss of USD 1.7 as of December 31, 2019 (USD 273.0 as of December 31, 2018).

•    Euro / Argentine Peso

As of December 31, 2019 consisting primarily of Euro-denominated net monetary assets and liabilities at certain Argentinian subsidiaries which functional currency is the Argentine Peso. A change of 1% in the Euro/ ARS exchange rate would have generated a pre-tax gain / loss of USD 67.5 as of December 31, 2019.

•   Uruguayan Peso / U.S. dollar

As of December 31, 2019 and 2018 consisting primarily of Uruguayan Peso-denominated net monetary assets and liabilities at certain Uruguayan subsidiaries which functional currency is the U.S. dollar. A change of 1% in the UYU/ USD exchange rate would have generated a pre-tax gain / loss of USD 31.5 as of December 31, 2019 (USD 77.5 as of December 31, 2018).

(ii)Interest rate risk

The Group’s interest rate risk principally arises from long-term borrowings (Note 22). Borrowings issued at variable rates expose the Group to the risk that the actual cash flows differ from those expected. Borrowings issued at fixed rates expose the Group to the risk that the fair values of these differ from those expected. The Group manages this risk by maintaining an appropriate mix between fixed and floating rate interest bearing liabilities.

These activities are evaluated regularly to determine that the Group is not exposed to interest rate movements that could adversely impact its ability to meet its financial obligations and to comply with its borrowing covenants.

The following table shows a breakdown of the Group’s fixed-rate and floating-rate borrowings as of December 31, 2019 and 2018.

	At December 31,
	2019	2018
Fixed rate	747,712	693,771
Variable rate	460,632	432,887
	1,208,344	1,126,658

The Group estimates that, other factors being constant, a 10% increase in floating rates at year-end would decrease profit before income tax for the year ended December 31, 2019 and 2018, USD 4,233 and USD 4,984 respectively. A 10% decrease in the floating interest rate would have an equal and opposite effect on the statement of income.

This sensitivity analysis provides only a limited, point-in-time view of this market risk sensitivity of certain of the Group’s financial instruments. The actual impact of rate changes on the Group’s financial instruments may differ significantly from the impact shown in the sensitivity analysis.

(iii)Credit risk

The financial instruments that could be subject to concentration of credit risk consist of cash, cash equivalents, trade receivables and short term investments.

The Group places its cash and cash equivalents and short term investments in several first rate credit entities, reducing in this way the credit exposure to only one entity. The Group has not experienced significant losses from those assets.

Each subsidiary is responsible for managing and analyzing credit risk of its trade receivable, for each of their new customers before standard payment and delivery terms and conditions are offered. There is no significant concentration of credit risk from customers except from AA2000 key client airline mentioned in Note 26.a.

The Group credit policies with customers are designed to identify customers with acceptable credit history. The Group recognized provision for bad debts to cover impairment for potential credit losses. The credit quality of the financial assets that are not yet due and not impaired can be assessed based on the credit qualification (“rating”) granted by entities external to the Group or through the historical rates of uncollectibility.

Trade receivables

The group applies the IFRS 9 simplified approach to measuring expected credit losses (“ECL”) which uses a lifetime expected loss allowance for all trade receivables. To measure the expected credit losses, trade receivables have been grouped based on shared credit risk characteristics and the days past due. The loss allowance provision as at December 31, 2019 and December 31, 2018 was determined as follows for trade receivables:

			Past due
	Trade			30‑60	60‑90	90‑180	> 180
	Receivables	Not due	0‑30 days	days	days	days	days
At December 31, 2019
Trade receivables – gross carrying amount	158,937	58,924	20,670	6,980	4,507	15,604	52,252
Expected loss rate (*)		1%	3%	10%	33%	60%	76%
Provision for loss allowance	(52,734)	(843)	(626)	(688)	(1,495)	(9,366)	(39,716)
Trade receivables, net	106,203	58,081	20,044	6,292	3,012	6,238	12,536

			Past due
	Trade			30‑60	60‑90	90‑180	> 180
	Receivables	Not due	0‑30 days	days	days	days	days
At December 31, 2018
Trade receivables - gross carrying amount	144,343	60,977	25,477	6,962	5,141	9,775	36,011
Expected loss rate (*)		0%	4%	10%	25%	22%	58%
Provision for loss allowance	(26,027)	—	(999)	(723)	(1,290)	(2,181)	(20,834)
Trade receivables, net	118,316	60,977	24,478	6,239	3,851	7,594	15,177

(*)  Average expected loss rate. As of December 31, 2019, includes effect of Argentine customer situation as described in Note 26.a.

The closing loss allowances for trade receivables as at December 31, 2019, 2018 and 2017 reconcile to the opening loss allowances as follows:

	2019	2018	2017 *
Balance at January 1,	(26,027)	(20,549)	(14,551)
Adjustment on adoption of IFRS 9	—	3,865	—
Adjusted balance at January 1,	(26,027)	(16,684)	—
Bad debts of the year	(33,757)	(12,748)	(7,672)
Recoveries	2,622	3,190	268
Write off	8,851	811	403
Translation differences and inflation adjustment	(4,423)	(596)	1,003
Balance at December 31,	(52,734)	(26,027)	(20,549)

During the year, the following gains/(losses) were recognized in profit or loss in relation to impaired financial assets:

	2019	2018	2017 *
Impairment losses
- movement in provision for impairment	(33,876)	(12,748)	(7,672)
Reversal of previous impairment losses	2,908	3,190	268
Net impairment losses on financial assets	(30,968)	(9,558)	(7,404)

Previous accounting policy for impairment of trade receivables

*  In 2017, the impairment of trade receivables was assessed based on the incurred loss model. Individual receivables which were known to be uncollectible were written off by reducing the carrying amount directly. The other receivables were assessed collectively, to determine whether there was objective evidence that an impairment had been incurred but not yet been identified. For these receivables, the estimated impairment losses were recognized in a separate provision for impairment.

(iv)Liquidity risk

The Group is exposed to liquidity risks, including risks associated with refinancing borrowings as they mature, the risk that borrowing facilities are not available to meet cash requirements, and the risk that financial assets cannot readily be converted to cash without loss of value. Failure to manage liquidity risks could have a material impact on the Group’s cash flow and statement of financial position. Prudent liquidity risk management implies maintaining sufficient cash, the availability of funding through an adequate amount of committed credit facilities and the ability to close out market positions. Due to the dynamic nature of the underlying businesses, the Group aims to maintain flexibility in funding its existing and prospective debt requirements by maintaining diversified funding sources with adequate committed funding lines from high quality lenders.

The Group monitors its current and projected financial position using several key internally generated reports: cash flow; debt maturity; and interest rate exposure. The Group also undertakes sensitivity analysis to assess the impact of proposed transactions, movements in interest rates on the key profitability, liquidity and balance sheet ratios.

The Group’s debt positions are continually reviewed to meet current and expected debt requirements. The Group maintains a balance between longer-term and shorter-term financings. Short-term financing is principally raised through bank facilities and overdraft positions. Medium- to longer-term financing comprises public and private bond issues, including private placements. Financing risk is spread by using a variety of types of debt. The maturity profile is managed, by spreading the repayment dates and extending facilities.

Liquid financial assets as a whole (comprising cash and cash equivalents) were 5.04% of total assets at the end of 2019 compared to 6.37% at the end of 2018. The Group has a conservative approach to the management of its liquidity, which consists mainly in cash at banks and cash equivalents.

(v)Capital Management

The capital structure of the Group consists of shareholders’ equity and short-term to long-term net borrowings. The type and maturity of the Group’s borrowings are analyzed further in Note 22. The Group’s equity is analyzed into its various components in the statement of changes in equity.

Capital is managed so as to promote the long-term success of the business and to maintain sustainable returns for shareholders.

The objectives of the Group for capital management are to safeguard its capacity to continue doing business and be able to provide yield to owners as well as benefits to holders of instruments of shareholder’s equity and maintain an optimum capital structure to reduce cost of capital.

	At December 31,
	2019	2018
Borrowings	1,208,344	1,126,658
Less: Cash and cash equivalents	(195,696)	(244,865)
Net borrowings	1,012,648	881,793
Equity	1,198,614	1,222,697

Debt ratio	84%	72%

(vi)Argentina economical context

CAAP's Argentine subsidiaries are operating in an economic context in which main variables have recently experienced a strong volatility as a consequence of political and economic uncertainties, both in national and international environments.

In the local Argentine market, specifically, since the interruption of external voluntary financing, the premium attached to country risk has increased resulting in a progressive loss of the Argentine financial assets value, including debt securities and stock prices. At the same time, the Argentine peso has experienced a sharp drop while annual inflation of reached 52.9% year to year, capital controls were implemented and the ARS/USD rate was devalued by 37% during 2019 while the Argentine peso in the "blue chip market" went through further erosion.

An unexpected significant outflow of U.S. dollars deposits from the domestic banks (consequently generating a decrease in Argentine Central Bank reserves) occurred after the first round of primary presidential elections triggering an increase in the reference ARS policy interest rate to levels above 80%. More recently, in March 2020, local interest rates experienced a significant reduction to levels of 35-40% accompanying a drop in the latest inflation indices.

The authorities inaugurated on December 10, 2019 started implementing several initiatives in the economic field signaling an Emergency situation. Among them, they further postponed payments scheduled for domestic government debt and announced intentions to restructure foreign public sector liabilities. They also strengthened restrictions to operate in the foreign exchange market and froze public services tariffs in order to review their price adjustment formulas, among others.

Upon request from the Executive, the Federal Congress passed a series of emergency bills aimed at improving fiscal accounts projections, including increasing certain tax rates while reducing outlays and temporarily transferring more discretional power to the Federal Administration.

Under these circumstances, with uncertainties related to the economic program and higher volatility, the impact on Argentine financial assets was felt. Due to the significance of the Argentine subsidiaries in CAAP´s business. its stock price was no exception. In fact, between December 31, 2019 and February 28, 2020, the Buenos Aires Stock Exchange S&P Merval Index experienced a 24% decline measured at the "freely available dollar Arg. peso/US dollar rate" (blue chip rate), while the Company's shares at the New York Stock Exchange ("NYSE") declined 29%. In the previous quarter, Q4-2019, its share price in the NYSE increased 32% while the Buenos Aires Stock Exchange S&P Merval Index experienced a 22% surge, both measured at the "freely available dollar Arg. peso/US dollar rate" (blue chip rate).

Considering this situation, the Company continues to assess the evolution of the above-mentioned variables and any other factors, such as the outbreak of Coronavirus, in order to identify the unforeseen potential effects that could alter its business and performance.

B. Financial instruments by category

	Assets at fair
	value through	Assets at amortized
December 31, 2019	profit and loss	cost	Total
Financial assets as per the statement of financial position
Trade receivables	—	106,203	106,203
Other receivables	—	135,491	135,491
Other financial assets (*)	20,650	68,907	89,557
Derivative financial instruments	27	—	27
Cash and cash equivalents	—	195,696	195,696
Total	20,677	506,297	526,974

	Liabilities at fair
	value through	Liabilities at
	profit and loss	amortized cost	Total
Financial liabilities as per the statement of financial position
Borrowings	—	1,208,344	1,208,344
Leases liabilities	—	8,927	8,927
Trade payables and other liabilities	—	1,076,329	1,076,329
Total	—	2,293,600	2,293,600

	Assets at fair
	value through	Assets at amortized
December 31, 2018	profit and loss	cost	Total
Financial assets as per the statement of financial position
Trade receivables	—	118,316	118,316
Other receivables	—	136,698	136,698
Other financial assets (*)	41,379	45,311	86,690
Cash and cash equivalents	—	244,865	244,865
Total	41,379	545,190	586,569

	Liabilities at fair
	value through	Liabilities at
	profit and loss	amortized cost	Total
Financial liabilities as per the statement of financial position
Borrowings	—	1,126,658	1,126,658
Trade payables and other liabilities	—	1,082,799	1,082,799
Total	—	2,209,457	2,209,457

(*)  Other financial assets measured at fair value are Level 1 hierarchy.

C. Fair value hierarchy

IFRS 13 requires for financial instruments that are measured in the statement of financial position at fair value, a disclosure of fair value measurements by level according to the following fair value measurement hierarchy:

Level 1‑ Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2‑ Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices).

Level 3‑ Inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs).

D. Fair value estimation

The estimated fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale.